LONG TERM INVESTMENTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	250,000	131,718
Warrant shares purchased	300,000
Exercise price	$ 0.20
Endurance Gold Corp. [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	200,000